Post balance sheet events	6 Months Ended
Jun. 30, 2018
Post balance sheet events
Post balance sheet events

13. Post balance sheet events

Professional indemnity insurance policies agreement

On 27 July 2018, the RBS Group reached an agreement with certain insurers and third parties in respect of claims made under certain 2007 — 2009 insurance policies which provided coverage to RBS Group subsidiaries for certain losses.  As a result of the settlement, RBS Group will receive pre-tax payments in the amount of £272 million from third parties.

Other than as disclosed, there have been no further significant events between 30 June 2018 and the date of approval of this announcement.